Oakmark Fund (Prospectus Summary): | Oakmark Fund

HARRIS ASSOCIATES INVESTMENT TRUST
Supplement dated June 30, 2011
to the Prospectus of The Oakmark Funds
dated January 28, 2011, as previously supplemented on May 11, 2011

For Oakmark Fund, the following replaces the table entitled "Shareholder Fees" on page 1 of the prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Oakmark Fund (USD $)	Class I	Class II
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge (load)	none	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	none	none
Exchange fee	none	none